Summary of Significant Accounting Policies (Schedule Of Estimated Future Amortization Expense For The Core Deposit Intangible) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Summary of Significant Accounting Policies [Abstract]
2018	$ 126
2019	101
2020	77
2021	52
2022	38
Thereafter	68
Amortization Expense for the Core Deposit Intangible, Total	$ 462